Master Trust A Investments - Schedule of Master Trust Net Assets (Details) - EBP Salaried DPS Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 4,591,196	$ 4,184,548
Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		3,074,911
Fully benefit-responsive investment contracts		559,727
Total Investments		3,634,638
Interest and dividend income		1,035
Administrative expenses		(265)
Net assets available for benefits		3,635,408
Plan’s interest in Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		2,729,333
Fully benefit-responsive investment contracts		405,248
Total Investments		3,134,581
Interest and dividend income		0
Administrative expenses		0
Net assets available for benefits		3,134,581
Collective investment funds | Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		2,396,791
Collective investment funds | Plan’s interest in Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		2,127,543
Registered investment companies | Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		554,006
Registered investment companies | Plan’s interest in Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		498,451
Government securities | Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		115,076
Government securities | Plan’s interest in Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		97,987
Other | Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		9,038
Other | Plan’s interest in Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		$ 5,352